         D O D G E & C O X                      D O D G E & C O X
         -----------------                      -----------------
            Stock Fund
                                                    Stock Fund
                                                 Established 1965

        Investment Manager
           Dodge & Cox
        One Sansome Street
            35th Floor
    San Francisco, California
            94104-4443
          (415) 981-1710

     For Fund literature and
  information, please visit the
       Funds' web site at:
       www.dodgeandcox.com

        or write or call:
        Dodge & Cox Funds
c/o Boston Financial Data Services
          P.O. Box 8422
      Boston, Massachusetts
            02266-8422
          (800) 621-3979

This report is submitted for the                Third Quarter Report
   general information of the                    September 30, 2001
    shareholders of the Fund.
The report is not authorized for                        2001
  distribution to prospective
  investors in the Fund unless                     --------------
 it is accompanied by a current                    --------------
           prospectus.                             --------------

9/01 SF QR Printed on recycled paper

To Our Shareholders
-----------------------------------------------------------------------

We offer our deepest sympathies to all those who lost loved ones and friends in New York, Virginia and Pennsylvania on September 11. The events of that day touched and profoundly affected all of our lives. One of our associates looked helplessly at the sight of the World Trade Center towers, knowing that one of his closest friends had an office on the 104th floor. Tragically, the friend left behind a wife and three small children. Another of our associates lost her cousin in the World Trade towers.

That Tuesday morning, in the uncertainty of the moment, our high-rise office building in downtown San Francisco was temporarily closed. We quickly activated our alternate site in Sacramento. We had four of our people in New York and over the next few hours successfully located them and found them safe. By Wed-nesday morning, we were back in our offices trying to understand the ramifica-tions of Tuesday, September 11. The magnitude of the events that day, and the enormous human loss of over 5,000 people, made it difficult to go on with "nor-mal life". However, we have an ongoing responsibility for managing our share-holders' money and we had to get back to work.

Before September 11, our long-term outlook had been positive. Although overall market valuations still seemed high, we were not invested in the high valuation segment of the market; the Fund's price-to-earnings ratio (P/E) was well below that of the S&P 500. In spite of the slowing economy and uncertainty about con-tinued strength in consumer spending, we were optimistic about the three-to-five year outlook. Many of the elements supporting that view are still in place. The spreading of free market economies around the globe, combined with mobility of capital and continued rapid technological innovation, creates a sustainable path toward economic growth. Our long-term outlook continues to be positive.

A counter-argument to our long-term optimism has always been the potential rise of security issues, which would relegate economic efficiency and growth to a lower priority. The "terrorist attacks" have done just that in the short term. However, over the longer term, the events may actually have the opposite ef-fect. We believe that the determined resolve of our government to eliminate terrorist threats over time, combined with the assembling of a coalition of na-tions dedicated to that goal, will improve the prospects for long-term economic growth.

During the first week that the stock market re-opened after the attack, the S&P 500 dropped by 11.6% and the Stock Fund dropped by 12.0%. Given the lower stock prices, we invested net cash of $230 million by adding to thirty-nine of the Fund's existing holdings. By the end of September, the Fund's cash position was 5.6%, down from 8.3% on September 10. During the third quarter, the Fund declined by 10.2%, less than the 14.7% decline of the S&P 500. Year-to-date, the Dodge & Cox Stock Fund declined 2.8% versus a 20.4% decline in the S&P 500. Longer-term results are in the table on the next page.

We thank you, the shareholders of the Dodge & Cox Stock Fund, for the trust you place in us. We will work hard to continue to deserve it. The decline in the market has created potential opportunities. We are currently researching many new investment ideas and comparing their long-term attractiveness with the com-panies we currently own.

We hope and pray all is well with you.

For the Board of Trustees,


/s/ Harry R. Hagey                            /s/ John A. Gunn
------------------------                      -----------------------
Harry R. Hagey, Chairman                      John A. Gunn, President


October 15, 2001

1/ Dodge & Cox Stock Fund

Ten Years of Investment Performance
--------------------------------------------------------------------------------
through September 30, 2001 (in thousands)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                      10 years     10 years
                                     Stock Fund    S & P 500
                                     ----------    ---------
                        Sep-91         $10,000       $10,000
                        Sep-92         $10,869       $11,143
                        Sep-93         $13,340       $12,686
                        Sep-94         $14,626       $13,303
                        Sep-95         $18,316       $16,881
                        Sep-96         $21,346       $20,311
                        Sep-97         $30,302       $28,522
                        Sep-98         $27,771       $31,106
                        Sep-99         $37,276       $41,071
                        Sep-00         $39,374       $45,035
                        Sep-01         $42,759       $33,053


Average annual total return for periods ended September 30, 2001

                                  1 Year    5 Years   10 Years    20 Years
--------------------------------------------------------------------------
Dodge & Cox
 Stock Fund                          8.58%   14.90%    15.63%      16.66%
S&P 500                            -26.60    10.23     12.70       15.04
--------------------------------------------------------------------------

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or in-terest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

                                                      Dodge & Cox Stock Fund / 2

Fund Information                                             September 30, 2001
-------------------------------------------------------------------------------

General Information
-------------------------------------------------------------------------------
Net Asset Value Per Share                                                $91.48
Total Net Assets (millions)                                              $7,355
30-Day SEC Yield/1/                                                       1.71%
2000 Expense Ratio                                                        0.54%
2000 Portfolio Turnover                                                     32%
Fund Inception Date                                                        1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 23 years.

Stocks Characteristics
-------------------------------------------------------------------------------
Number of Stocks                                                             82
Median Market Capitalization                                       $8.8 billion
Price-to-Earnings Ratio/2/                                                15.3x
Price-to-Book Value                                                        1.8x
Foreign Stocks/3/ (% of Fund)                                              6.5%

Ten Largest Holdings                                                  % of Fund
-------------------------------------------------------------------------------
Bank One                                                                    2.8
Golden West Financial                                                       2.7
Dow Chemical                                                                2.6
Phillips Petroleum                                                          2.5
Union Pacific                                                               2.4
Unocal                                                                      2.1
FedEx                                                                       2.1
Xerox                                                                       2.1
Occidental Petroleum                                                        2.1
May Department Stores                                                       2.1

Asset Allocation
-------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Stocks:                                                                   94.4%
Cash Equivalents:                                                          5.6%

Ten Largest Industries                                                % of Fund
-------------------------------------------------------------------------------
Energy                                                                     10.9
Banking                                                                     9.3
Electronics & Computer                                                      8.9
Retail & Distribution                                                       7.0
Chemicals                                                                   6.7
Transportation                                                              5.6
Consumer Durables                                                           5.5
Insurance & Financial Services                                              5.4
Pharmaceutical & Medical Products                                           4.8
Consumer Products                                                           3.6

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.

/3/  All U.S. dollar-denominated.

3 / Dodge & Cox Stock Fund

Portfolio of Investments                                      September 30, 2001
--------------------------------------------------------------------------------
                                                                       % of Fund

COMMON STOCKS:                                                             92.8%

FINANCE:                                                                   17.3%
BANKING:                                                                    9.3%
 Bank One Corp. ..........................................................  2.8
 Golden West Financial Corp. .............................................  2.7
 Wachovia Corp. ..........................................................  1.4
 Bank of America Corp. ...................................................  1.3
 Wells Fargo & Co. .......................................................  1.1

INSURANCE AND FINANCIAL SERVICES:                                           5.4%
 Loews Corp. .............................................................  1.7
 St. Paul Companies, Inc. ................................................  1.4
 Chubb Corp. .............................................................  0.7
 Torchmark Corp. .........................................................  0.7
 UNUMProvident Corp. .....................................................  0.5
 MBIA, Inc. ..............................................................  0.4

REAL ESTATE INVESTMENT TRUST:                                               2.6%
 Equity Office Properties Trust...........................................  1.5
 Equity Residential Properties Trust......................................  1.1

CONSUMER:                                                                  17.2%
RETAIL AND DISTRIBUTION:                                                    7.0%
 May Department Stores Co. ...............................................  2.1
 Genuine Parts Co. .......................................................  1.9
 Kmart Corp. (a)..........................................................  1.5
 Nordstrom, Inc. .........................................................  0.9
 McDonald's Corp. ........................................................  0.3
 Dillard's, Inc. Class A..................................................  0.3

CONSUMER DURABLES:                                                          5.5%
 Whirlpool Corp. .........................................................  1.5
 Delphi Automotive Systems Corp. .........................................  1.2
 Masco Corp. .............................................................  1.1
 Dana Corp. ..............................................................  0.7
 Ford Motor Co. ..........................................................  0.7
 General Motors Corp. ....................................................  0.3

CONSUMER PRODUCTS:                                                          3.6%
 Eastman Kodak Co. .......................................................  1.0
 VF Corp. ................................................................  0.9
 Mattel, Inc. ............................................................  0.6
 Unilever N.V. ADR (b) (Netherlands)......................................  0.6
 Dole Food Co., Inc. .....................................................  0.5

MEDIA AND LEISURE:                                                          1.1%
 R.R. Donnelley & Sons Co. ...............................................  1.1

INDUSTRIAL COMMODITIES:                                                    13.5%
CHEMICALS:                                                                  6.7%
 Dow Chemical Co. ........................................................  2.6
 Rohm and Haas Co. .......................................................  1.3
 Eastman Chemical Co. ....................................................  0.8
 Air Products & Chemicals, Inc. ..........................................  0.8
 Engelhard Corp. .........................................................  0.6

                                                                       % of Fund
 NOVA Chemicals Corp. (b) (Canada)........................................  0.4
 Lubrizol Corp. ..........................................................  0.2

PAPER AND FOREST PRODUCTS:                                                  2.9%
 International Paper Co. .................................................  1.3
 Weyerhaeuser Co. ........................................................  1.2
 Boise Cascade Corp. .....................................................  0.4

METALS AND MINING:                                                          2.6%
 Rio Tinto PLC ADR (b) (United Kingdom)...................................  1.4
 Alcoa, Inc. .............................................................  1.2

GENERAL MANUFACTURING:                                                      1.3%
 Archer Daniels Midland Co. ..............................................  1.3

ENERGY:                                                                    10.9%
 Phillips Petroleum Co. ..................................................  2.5
 Unocal Corp. ............................................................  2.1
 Occidental Petroleum Corp. ..............................................  2.1
 Chevron Corp. ...........................................................  1.7
 Amerada Hess Corp. ......................................................  1.3
 Baker Hughes, Inc. ......................................................  1.2

TECHNOLOGY:                                                                10.3%
ELECTRONICS & COMPUTER:                                                     8.9%
 Xerox Corp. (a)..........................................................  2.1
 Hewlett-Packard Co. .....................................................  1.2
 Pitney Bowes, Inc. ......................................................  0.9
 Electronic Data Systems..................................................  0.8
 Thermo Electron Corp. (a)................................................  0.8
 Avaya, Inc. (a)..........................................................  0.7
 NCR Corp. (a)............................................................  0.7
 Computer Sciences Corp. (a)..............................................  0.6
 Storage Technology Corp. (a).............................................  0.6
 Compuware Corp. (a)......................................................  0.5

CONSUMER ELECTRONICS:                                                       1.4%
 Sony Corp. ADR (b) (Japan)...............................................  0.9
 Matsushita Electric Industrial Co., Ltd. ADR (b) (Japan).................  0.5

HEALTHCARE:                                                                 7.4%
PHARMACEUTICAL & MEDICAL PRODUCTS:                                          4.8%
 Pharmacia Corp. .........................................................  1.4
 Schering Plough Corp. ...................................................  1.4
 Becton, Dickinson & Co. .................................................  1.2
 Bausch & Lomb, Inc. .....................................................  0.8

HEALTHCARE SERVICES:                                                        2.6%
 WellPoint Health Networks, Inc. (a)......................................  1.7
 HCA-The Healthcare Company...............................................  0.9

UTILITIES:                                                                  5.6%
ELECTRIC AND GAS UTILITIES:                                                 3.6%
 TXU Corp. ...............................................................  1.0
 Ameren Corp. ............................................................  1.0

                                                      Dodge & Cox Stock Fund / 4

Portfolio of Investments                                      September 30, 2001
--------------------------------------------------------------------------------

                                                                      % of Fund
COMMON STOCKS (continued)

 American Electric Power Co., Inc. ......................................   1.0
 Wisconsin Energy Corp. .................................................   0.6

TELEPHONE:                                                                  2.0%
 AT&T Corp. .............................................................   2.0

TRANSPORTATION:                                                             5.6%
 Union Pacific Corp. ....................................................   2.4
 FedEx Corp. (a).........................................................   2.1
 Canadian Pacific Ltd. (b) (Canada)......................................   1.1

GENERAL INDUSTRIAL:                                                         5.0%
MACHINERY & EQUIPMENT:                                                      3.3%
 Deere & Co. ............................................................   1.5
 Caterpillar, Inc. ......................................................   1.0
 Fluor Corp. ............................................................   0.7
 Unova, Inc. (a).........................................................   0.1

ELECTRICAL & AEROSPACE:                                                     1.7%
 Lockheed Martin Corp. ..................................................   1.7

PREFERRED STOCKS:                                                           1.6%

CONSUMER:                                                                   1.6%
 News Corp. Ltd., Limited Voting
  Ordinary Shares ADR (b) (Australia)....................................   1.6

SHORT-TERM INVESTMENTS:                                                     5.1%

OTHER ASSETS LESS LIABILITIES:                                              0.5%

TOTAL NET ASSETS:                                                         100.0%

(a)  Non-income producing
(b)  Securities denominated in U.S. Dollars

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

5 / Dodge & Cox Stock Fund

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                      Dodge & Cox Stock Fund / 6

Officers and Trustees
-----------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


 This report reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. The Fund's portfolio composition may change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

        D O D G E & C O X                         D O D G E & C O X
        -----------------                         -----------------
          Balanced Fund
                                                    Balanced Fund
                                                   Established 1931
       Investment Manager
          Dodge & Cox
       One Sansome Street
           35th Floor
     San Francisco, California
           94104-4443
         (415) 981-1710

      For Fund literature and
   information, please visit the
        Funds' web site at:
        www.dodgeandcox.com

         or write or call:
         Dodge & Cox Funds
 c/o Boston Financial Data Services
           P.O. Box 8422
       Boston, Massachusetts
             02266-8422
           (800) 621-3979

 This report is submitted for the                 Third Quarter Report
    general information of the                      September 30, 2001
     shareholders of the Fund.
 The report is not authorized for                         2001
   distribution to  prospective
   investors in the Fund unless                   ------------------
  it is  accompanied by a current                 ------------------
            prospectus.                           ------------------


9/01 BF QR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

We offer our deepest sympathies to all those who lost loved ones and friends in New York, Virginia and Pennsylvania on September 11. The events of that day touched and profoundly affected all of our lives. One of our associates looked helplessly at the sight of the World Trade Center towers, knowing that one of his closest friends had an office on the 104th floor. Tragically, the friend left behind a wife and three small children. Another of our associates lost her cousin in the World Trade towers.

That Tuesday morning, in the uncertainty of the moment, our high-rise office building in downtown San Francisco was temporarily closed. We quickly activated our alternate site in Sacramento. We had four of our people in New York and over the next few hours successfully located them and found them safe. By Wednesday morning, we were back in our offices trying to understand the ramifications of Tuesday, September 11. The magnitude of the events that day, and the enormous human loss of over 5,000 people, made it difficult to go on with "normal life". However, we have an ongoing responsibility for managing our shareholders' money and we had to get back to work.

Before September 11, our long-term outlook had been positive. Although overall market valuations still seemed high, we were not invested in the high valuation segment of the market; the Fund's price-to-earnings ratio (P/E) was well below that of the S&P 500. In spite of the slowing economy and uncertainty about continued strength in consumer spending, we were optimistic about the three-to-five year outlook. Many of the elements supporting that view are still in place. The spreading of free market economies around the globe, combined with mobility of capital and continued rapid technological innovation, creates a sustainable path toward economic growth. Our long-term outlook continues to be positive.

A counter-argument to our long-term optimism has always been the potential rise of security issues, which would relegate economic efficiency and growth to a lower priority. The "terrorist attacks" have done just that in the short term. However, over the longer term, the events may actually have the opposite effect. We believe that the determined resolve of our government to eliminate terrorist threats over time, combined with the assembling of a coalition of nations dedicated to that goal, will improve the prospects for long-term economic growth.

During the first week that the stock market re-opened after the attack, the S&P 500 dropped by 11.6% from its September 10 closing level. The equity portion (about 60% of the Fund's assets) of the Balanced Fund dropped by a similar amount. We decided to lower the Fund's cash position by investing a net of about

$150 million in forty-four of the Fund's existing stock holdings. This decision effectively resulted in a "rebalancing" of the Fund's asset allocation to maintain its 60% allocation to stocks that existed on June 30. The fixed-income portion (about 37% of the Fund's assets) of the Fund held steady during the volatile period following September 11. At the end of the quarter, our cash position was 2.8%, down from 8.1% on September 10.

In the third quarter, the Balanced Fund declined by 5.2%, compared to the 7.3% decline of the Combined Index*. Year-to-date the Balanced Fund had a positive return of 1.7% compared to a 9.5% decline in the Combined Index. The Fund's longer-term results appear on the next page.

We thank you, the shareholders of the Balanced Fund, for the trust you place in us. We will work hard to continue to deserve it. The equity market decline has created potential opportunities. We are currently researching many new stock ideas and comparing their long-term attractiveness with the companies we currently hold in the Fund. In the fixed-income portfolio, we continue to emphasize corporate and mortgage-backed securities in our efforts to maintain a well-diversified, high average quality portfolio with a higher yield-to-maturity than that of the LBAG. We will continue to actively manage the Fund to provide the benefits of a balanced portfolio of stocks and bonds--namely, preservation of capital combined with a reasonable level of current income and the potential for long-term capital appreciation.

We hope and pray all is well with you.

For the Board of Trustees,

/s/ Harry R. Hagey
------------------------
Harry R. Hagey, Chairman

October 15, 2001

--------------------------------------------------------------------------------
* The Combined Index reflects an unmanaged portfolio of 60% of the Standard & Poor's 500 Index (S&P 500) and 40% of the Lehman Brothers Aggregate Bond In-dex (LBAG). The Balanced Fund may, however, invest up to 75% of its total as-sets in stocks.

1 / Dodge & Cox Balanced Fund

Ten Years of Investment Performance
--------------------------------------------------------------------------------
through September 30, 2001 (in thousands)

                       [PERFORMANCE GRAPH APPEARS HERE]

                10 years     10 years     10 years       10 years
             Balanced Fund  S & P 500   Combined Index     LBAG
             -------------  ----------  --------------  ---------
Sep-91         $10,000       $10,000       $10,000       $10,000
Sep-92         $11,091       $11,143       $11,142       $11,105
Sep-93         $13,233       $12,686       $12,559       $12,316
Sep-94         $13,849       $13,303       $12,779       $11,966
Sep-95         $16,786       $16,881       $15,550       $13,663
Sep-96         $18,813       $20,311       $17,727       $14,330
Sep-97         $24,281       $28,522       $22,607       $15,725
Sep-98         $23,918       $31,106       $25,010       $17,533
Sep-99         $28,770       $41,071       $29,445       $17,275
Sep-00         $30,622       $45,035       $32,219       $18,685
Sep-01         $34,030       $33,053       $28,260       $21,104



Average annual total return for periods ended September 30, 2001

                                          1 Year   5 Years   10 Years 20 Years
--------------------------------------------------------------------------------
Dodge & Cox
 Balanced Fund                             11.12%   12.58%    13.02%    14.60%
Combined Index                            -12.28     9.78     10.95     13.77
S&P 500                                   -26.60    10.23     12.70     15.04
Lehman Brothers
 Aggregate Bond
 Index (LBAG)                              12.95     8.06      7.76     11.17
--------------------------------------------------------------------------------

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or in-terest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

                                                   Dodge & Cox Balanced Fund / 2

Fund Information                                              September 30, 2001
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                 $62.24
Total Net Assets (millions)                                               $5,329
30-Day SEC Yield/1/                                                        3.12%
2000 Expense Ratio                                                         0.53%
2000 Portfolio Turnover                                                      23%
Fund Inception Date                                                         1931

Investment Manager: Dodge & Cox,
San Francisco. Managed by the
Investment Policy Committee,
whose eight members' average
tenure at Dodge & Cox is
23 years, and by the Fixed-
Income Strategy Committee, whose
ten members' average tenure is
13 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Stocks:                                                                     60.5
Fixed-Income Securities:                                                    36.7
Cash Equivalents:                                                            2.8

--------------------------------------------------------------------------------

Stock Portfolio (60.5% of Fund)
--------------------------------------------------------------------------------
Number of Stocks                                                              82
Median Market Capitalization                                        $8.8 billion
Price-to-Earnings Ratio/2/                                                 15.3x
Price-to-Book Value                                                         1.8x
Foreign Stocks/3/ (as percentage of Fund)                                   4.2%

Five Largest Industries                                                % of Fund
--------------------------------------------------------------------------------
Energy                                                                       6.9
Banking                                                                      5.8
Electronics & Computer                                                       5.7
Retail & Distribution                                                        4.6
Chemicals                                                                    4.4

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
Dow Chemical                                                                 1.7
Golden West Financial                                                        1.7
Bank One                                                                     1.7
Phillips Petroleum                                                           1.6
Union Pacific                                                                1.5
FedEx                                                                        1.4
Genuine Parts                                                                1.3
Occidental Petroleum                                                         1.3
Unocal                                                                       1.3
Xerox                                                                        1.3

Fixed-Income Portfolio (36.7% of Fund)
--------------------------------------------------------------------------------
Number of Fixed-Income Securities                                            137
Average Quality                                                               AA
Average Maturity                                                       8.8 years
Effective Duration                                                    4.05 years

Credit Quality Rating                                                  % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       19.4
Aaa/AAA                                                                      1.9
Aa/AA                                                                        0.0
A/A                                                                          6.7
Baa/BBB                                                                      7.4
Ba/BB                                                                        1.3

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                          5.6
Federal Agency CMO and REMIC/4/                                              5.4
Federal Agency Mortgage Pass-Through                                         8.4
Asset-Backed                                                                 1.5
Corporate                                                                   15.5
International Agency/3/                                                      0.3

/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.

/3/ All U.S. dollar-denominated.

/4/ Collateralized Mortgage Obligation and Real Estate Mortgage Investment
    Conduit.

3 / Dodge & Cox Balanced Fund


Portfolio of Investments                                      September 30, 2001
--------------------------------------------------------------------------------

                                                                       % of Fund
COMMON STOCKS:                                                             59.5%

CONSUMER:                                                                  11.4%
RETAIL AND DISTRIBUTION:                                                    4.6%
 Genuine Parts Co. .......................................................  1.3
 May Department Stores Co. ...............................................  1.2
 Kmart Corp. (a)..........................................................  1.1
 Nordstrom, Inc. .........................................................  0.5
 Dillard's, Inc. Class A..................................................  0.3
 McDonald's Corp. ........................................................  0.2

CONSUMER DURABLES:                                                          3.5%
 Whirlpool Corp. .........................................................  1.1
 Delphi Automotive Systems Corp. .........................................  0.8
 Masco Corp. .............................................................  0.6
 Dana Corp. ..............................................................  0.4
 Ford Motor Co. ..........................................................  0.4
 General Motors Corp. ....................................................  0.2

CONSUMER PRODUCTS:                                                          2.5%
 VF Corp. ................................................................  0.7
 Eastman Kodak Co. .......................................................  0.6
 Mattel, Inc. ............................................................  0.5
 Unilever N.V. ADR (b) (Netherlands)......................................  0.4
 Dole Food Co., Inc. .....................................................  0.3

MEDIA AND LEISURE:                                                          0.8%
 R.R. Donnelley & Sons Co. ...............................................  0.8

FINANCE:                                                                   10.9%
BANKING:                                                                    5.8%
 Golden West Financial Corp. .............................................  1.7
 Bank One Corp. ..........................................................  1.7
 Wachovia Corp. ..........................................................  0.9
 Bank of America Corp. ...................................................  0.8
 Wells Fargo & Co. .......................................................  0.7

INSURANCE AND FINANCIAL SERVICES:                                           3.4%
 Loews Corp. .............................................................  1.1
 St. Paul Companies, Inc. ................................................  0.8
 Chubb Corp. .............................................................  0.5
 Torchmark Corp. .........................................................  0.4
 UNUMProvident Corp. .....................................................  0.3
 MBIA, Inc. ..............................................................  0.3

REAL ESTATE INVESTMENT TRUST:                                               1.7%
 Equity Office Properties Trust...........................................  1.0
 Equity Residential Properties Trust......................................  0.7

INDUSTRIAL COMMODITIES:                                                     8.7%
CHEMICALS:                                                                  4.4%
 Dow Chemical Co. ........................................................  1.7
 Rohm and Haas Co. .......................................................  0.7
 Air Products & Chemicals, Inc. ..........................................  0.6
 Eastman Chemical Co. ....................................................  0.5
 Engelhard Corp. .........................................................  0.4

                                                                       % of Fund

 NOVA Chemicals Corp. (b) (Canada)......................................... 0.3
 Lubrizol Corp. ........................................................... 0.2

PAPER AND FOREST PRODUCTS:                                                  1.8%
 Weyerhaeuser Co. ......................................................... 0.8
 International Paper Co. .................................................. 0.7
 Boise Cascade Corp. ...................................................... 0.3

METALS AND MINING:                                                          1.7%
 Rio Tinto PLC ADR (b) (United Kingdom).................................... 0.9
 Alcoa, Inc. .............................................................. 0.8

GENERAL MANUFACTURING:                                                      0.8%
 Archer Daniels Midland Co. ............................................... 0.8

ENERGY:                                                                     6.9%
 Phillips Petroleum Co. ................................................... 1.6
 Occidental Petroleum Corp. ............................................... 1.3
 Unocal Corp. ............................................................. 1.3
 Chevron Corp. ............................................................ 1.1
 Amerada Hess Corp. ....................................................... 0.9
 Baker Hughes, Inc. ....................................................... 0.7

TECHNOLOGY:                                                                 6.6%
ELECTRONICS & COMPUTER:                                                     5.7%
 Xerox Corp. (a)........................................................... 1.3
 Hewlett-Packard Co. ...................................................... 0.8
 Pitney Bowes, Inc. ....................................................... 0.6
 Electronic Data Systems................................................... 0.5
 Thermo Electron Corp. (a)................................................. 0.5
 Avaya, Inc. (a)........................................................... 0.4
 NCR Corp. (a)............................................................. 0.4
 Computer Sciences Corp. (a)............................................... 0.4
 Compuware Corp. (a)....................................................... 0.4
 Storage Technology Corp. (a).............................................. 0.4

CONSUMER ELECTRONICS:                                                       0.9%
 Sony Corp. ADR (b) (Japan)................................................ 0.6
 Matsushita Electric Industrial Co., Ltd. ADR (b) (Japan).................. 0.3

HEALTHCARE:                                                                 4.6%
PHARMACEUTICAL & MEDICAL PRODUCTS:                                          3.0%
 Pharmacia Corp. .......................................................... 1.0
 Schering Plough Corp. .................................................... 0.9
 Becton, Dickinson & Co. .................................................. 0.7
 Bausch & Lomb, Inc. ...................................................... 0.4

HEALTHCARE SERVICES:                                                        1.6%
 WellPoint Health Networks, Inc. (a)....................................... 1.0
 HCA-The Healthcare Company................................................ 0.6

UTILITIES:                                                                  3.7%
ELECTRIC AND GAS UTILITIES:                                                 2.5%
 TXU Corp. ................................................................ 0.7
 American Electric Power Co., Inc. ........................................ 0.7

                                                   Dodge & Cox Balanced Fund / 4

Portfolio of Investments                                    September 30, 2001
------------------------------------------------------------------------------
                                                                     % of Fund
COMMON STOCKS (continued)

 Ameren Corp. ...........................................................  0.6
 Wisconsin Energy Corp. .................................................  0.5

TELEPHONE:                                                                 1.2%
 AT&T Corp. .............................................................  1.2

TRANSPORTATION:                                                            3.6%
 Union Pacific Corp. ....................................................  1.5
 FedEx Corp. (a).........................................................  1.4
 Canadian Pacific Ltd. (b) (Canada)......................................  0.7

GENERAL INDUSTRIAL:                                                        3.1%
MACHINERY & EQUIPMENT:                                                     2.0%
 Deere & Co. ............................................................  0.9
 Caterpillar, Inc. ......................................................  0.7
 Fluor Corp. ............................................................  0.4
 Unova, Inc. (a)(f)......................................................  0.0

ELECTRICAL & AEROSPACE:                                                    1.1%
 Lockheed Martin Corp. ..................................................  1.1

PREFERRED STOCKS:                                                          1.0%

CONSUMER:                                                                  1.0%
 News Corp. Ltd., Limited Voting Ordinary Shares ADR (b) (Australia).....  1.0

FIXED-INCOME SECURITIES:                                                  36.7%

U.S. TREASURY AND GOVERNMENT AGENCY:                                       5.6%

FEDERAL AGENCY CMO AND REMIC (c):                                          5.4%

FEDERAL AGENCY MORTGAGE PASS-THROUGH:                                      8.4%

ASSET-BACKED SECURITIES:                                                   1.5%
 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust SCE-1 Rate
  Reduction Ctf. 1997-1 A-6 6.38%, 9/25/2008.............................  0.7
 Union Planters Mortgage Finance Corp. 7.70%, 4/25/2009..................  0.4
 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust PGE-1 Rate
  Reduction Ctf. 1997-1 A-5 6.25%, 6/25/2004.............................  0.3
 PP&L Transition Bond Series 1999-1 A-2 6.41%, 12/26/2003................  0.1

CORPORATE:                                                                15.5%
INDUSTRIAL:                                                                7.5%
 Raytheon Co., various securities........................................  1.0
 Lockheed Martin Corp., various securities...............................  0.9
 Xerox Corp., various securities.........................................  0.7
 American Home Products Corp. 6.70%, 3/15/2011...........................  0.7
 Raychem Corp. 7.20%, 10/15/2008.........................................  0.7
 Time Warner Entertainment 8.375%, 7/15/2033.............................  0.7
 May Department Stores, various securities...............................  0.6
 Dillard's, Inc., various securities.....................................  0.5

                                                                     % of Fund
 Eastman Chemical Co. 6.375%, 1/15/2004.................................   0.4
 Nordstrom, Inc. 8.95%, 10/15/2005......................................   0.4
 Masco Corp. 6.75%, 3/15/2006...........................................   0.4
 Walt Disney Co. 7.55%, 7/15/2093.......................................   0.3
 Dana Corp., various securities.........................................   0.1
 Union Camp Corp. 9.25%, 2/1/2011.......................................   0.1

FINANCE:                                                                   5.5%
 EOP Operating Limited Partnership 8.375%, 3/15/2006....................   0.7
 Ford Motor Credit Co. 6.875%, 2/1/2006.................................   0.7
 GMAC 8.875%, 6/1/2010..................................................   0.6
 CIGNA Corp., various securities........................................   0.5
 St. Paul Companies, Inc. 8.125%, 4/15/2010.............................   0.4
 Health Net, Inc. 8.375%, 4/15/2011 (d).................................   0.3
 Bank of Tokyo-Mitsubishi Ltd. (Japan) 8.40%, 4/15/2010 (b).............   0.3
 Golden West Financial Corp., various securities........................   0.3
 Republic New York Corp. 7.20%, 7/15/2097...............................   0.3
 Bank One Capital III 8.75%, 9/1/2030 (e)...............................   0.3
 BankAmerica Capital II 8.00%, 12/15/2026 (e)...........................   0.3
 Safeco Corp. 6.875%, 7/15/2007.........................................   0.3
 Citicorp Capital Trust I 7.933%, 2/15/2027 (e).........................   0.2
 Bank One Corp. 6.50%, 2/1/2006.........................................   0.2
 First Nationwide Bank 10.00%, 10/1/2006................................   0.1

TRANSPORTATION:                                                            2.1%
 Union Pacific Corp. 6.33%, 1/2/2020....................................   0.9
 American Airlines Pass Through Trust, various securities...............   0.6
 Consolidated Rail Corp., various securities............................   0.4
 Canadian Pacific Ltd. (Canada) 9.45%, 8/1/2021 (b).....................   0.2

UTILITIES:                                                                 0.4%
 PG&E National Energy Group, Inc. 10.375%, 5/16/2011 (d)................   0.4

INTERNATIONAL AGENCY:                                                      0.3%
 Inter-American Development Bank 7.125%, 3/15/2023 (b)..................   0.3

SHORT-TERM INVESTMENTS:                                                    3.4%

OTHER ASSETS LESS LIABILITIES:                                            (0.6)%

TOTAL NET ASSETS:                                                        100.0%

(a)  Non-income producing
(b)  Securities denominated in U.S. Dollars
(c) CMO: Collateralized Mortgage Obligation REMIC: Real Estate Mortgage Investment Conduit
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)  Cumulative Preferred Securities
(f)  Rounds to 0.0%

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

5 / Dodge & Cox Balanced Fund

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                   Dodge & Cox Balanced Fund / 6

Officers and Trustees
-----------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


This report reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. The Fund's portfolio composition may change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.; Standard & Poor's, Standard & Poor's 500, and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc.

               D O D G E & C O X                     D O D G E & C O X
               -----------------                     -----------------
                  Income Fund
                                                        Income Fund
                                                      Established 1989
              Investment Manager
                 Dodge & Cox
              One Sansome Street
                  35th Floor
          San Francisco, California
                  94104-4443
                (415) 981-1710

           For Fund literature and
        information, please visit the
             Funds' web site at:
             www.dodgeandcox.com

             or write or call:
             Dodge & Cox Funds
     c/o Boston Financial Data Services
               P.O. Box 8422
           Boston, Massachusetts
                 02266-8422
               (800) 621-3979

     This report is submitted for the                Third Quarter Report
       general information of the                     September 30, 2001
        shareholders of the Fund.
     The report is not authorized for                        2001
       distribution to  prospective
       investors in the Fund unless                   -----------------
      it is accompanied by a current                  -----------------
           prospectus.                                -----------------


9/01 IF QR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

We offer our deepest sympathies to all those who lost loved ones and friends in New York, Virginia and Pennsylvania on September 11. The events of that day touched and profoundly affected all of our lives. One of our associates looked helplessly at the sight of the World Trade Center towers, knowing that one of his closest friends had an office on the 104th floor. Tragically, the friend left behind a wife and three small children. Another of our associates lost her cousin in the World Trade towers.

That Tuesday morning, in the uncertainty of the moment, our high-rise office building in downtown San Francisco was temporarily closed. We quickly activated our alternate site in Sacramento. We had four of our people in New York and over the next few hours successfully located them and found them safe. By Wed-nesday morning, we were back in our offices trying to understand the ramifica-tions of Tuesday, September 11. The magnitude of the events that day, and the enormous human loss of over 5,000 people, made it difficult to go on with "nor-mal life". However, we have an ongoing responsibility for managing our share-holders' money and we had to get back to work.

In the days and weeks that followed September 11, we witnessed an acceleration of the bond market trends we observed during the first part of the quarter. The Federal Reserve, which had previously lowered the Federal Funds rate by 25 ba-sis points (1 basis point equals 1/100 of 1%) on August 21, announced an addi-tional cut of 50 basis points--to 3.0%--within days of the attacks. The target Federal Funds rate has now fallen 3.5% this year, to its lowest level in 20 years. Treasury yields had already begun to drop in anticipation of sluggish growth, then fell sharply after the September 11 attacks as investors looked for a safe harbor from market and economic uncertainty. The yield declines of short maturity Treasury bills and notes were greater than those of longer matu-rity notes and bonds; this trend toward a "steeper" yield curve accelerated af-ter September 11 as well. The U.S. Treasury's 10-year benchmark note yielded 4.56% at quarter's end.

Our long-term strategy for the Fund remains unchanged. We believe the best way to outperform the broad fixed-income market over long time periods is to empha-size the income component of fixed- income returns. We do this by using careful security selection to build a higher-yielding portfolio than the market index. As a result, the Fund is typically overweight the higher yielding corporate and mortgage-backed sec-tors of the market. The Fund's current structure demonstrates this strategy. Just under 40% of the Fund is comprised of corporate securities; careful, inde-pendent research of credit fundamentals is the critical element to realizing the full benefit of their additional yield. Another 37.8% of the Fund is in-vested in mortgage-backed securities; again, we use our research capabilities to identify particular mortgage securities which have a high probability of outperforming other short-maturity alternatives. The balance of the Fund is split between asset-backed securities, and government agencies and U.S. Trea-suries, including Treasury Inflation Protection Securities (TIPS).

If conditions warrant, we will also position the Fund with a different overall duration* than the broad market based on our longer term outlook for inflation. The Fund currently has a slightly lower duration than the broad market as we believe that inflation may accelerate once the economy starts to recover.

The Dodge & Cox Income Fund produced a total return of 4.2% for the quarter ended September 30, 2001, compared to a total return of 4.6% for the Lehman Brothers Aggregate Bond Index (LBAG), a broad-based index composed of invest-ment grade bonds. A number of factors contributed to the Fund's underperformance of the broad bond market. Corporate bond prices failed to keep pace with U.S. Treasury price gains as company earnings continued to disappoint and prospects for a U.S. recession grew. The Fund has greater exposure to this sector than does the LBAG. Mortgage securities also underperformed U.S. Trea-suries; lower mortgage rates raised concern that more homeowners would refi-nance, and investors responded by demanding more yield compensation on mort-gage-backed securities, adversely impacting their price appreciation relative to comparable U.S. Treasuries. The Fund is overweight this sector as well. Fi-nally, the weighted average duration of the Fund was lower than that of the in-dex at the beginning of the quarter (4.2 compared to 4.8). As a result, the Fund benefited less than the LBAG from the broad decline in yields and rise in prices.

1 / Dodge & Cox Income Fund

--------------------------------------------------------------------------------

Despite trailing the market during the quarter, the Fund has performed well year-to-date, producing a total return of 9.7%, compared to 8.4% for the LBAG.

We thank you, the shareholders of the Income Fund, for the trust you place in us. We will work hard to continue to deserve it. This is a difficult time, but our country's fundamental strengths are intact, and we believe the American people and the American economy will meet this challenge with characteristic resilience.

We hope and pray all is well with you.

For the Board of Trustees,

/s/ Harry R. Hagey
------------------------
Harry R. Hagey, Chairman

/s/ A. Horton Shapiro
-------------------------------------------
A. Horton Shapiro, Executive Vice President

October 15, 2001
--------------------------------------------------------------------------------
* Duration is a measure of price sensitivity to changes in interest rates.


Ten Years of Investment Performance
--------------------------------------------------------------------------------
through September 30, 2001 (in thousands)

                       [PERFORMANCE GRAPH APPEARS HERE]

                10 years         10 years
               Income Fund         LBAG
              -----------       ---------
Sep-91         $10,000          $10,000
Sep-92         $11,170          $11,105
Sep-93         $12,634          $12,316
Sep-94         $12,227          $11,966
Sep-95         $14,203          $13,663
Sep-96         $14,878          $14,330
Sep-97         $16,385          $15,725
Sep-98         $18,101          $17,533
Sep-99         $17,962          $17,275
Sep-00         $19,255          $18,685
Sep-01         $21,999          $21,104



Average annual total return for periods ended September 30, 2001

                                                      1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Dodge & Cox
 Income Fund                                          14.22%    8.12%     8.19%
Lehman Brothers
 Aggregate
 Bond Index
 (LBAG)                                               12.95     8.06      7.76
--------------------------------------------------------------------------------

The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions. Index returns include dividends and/or in-terest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

                                                     Dodge & Cox Income Fund / 2

Fund Information                                              September 30, 2001
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                 $12.35
Total Net Assets (millions)                                               $1,385
30-Day SEC Yield/1/                                                        5.51%
2000 Expense Ratio                                                         0.46%
2000 Portfolio Turnover                                                      34%
Fund Inception Date                                                         1989

Investment Manager: Dodge & Cox, San Francisco. Managed by the Fixed-Income Strategy Committee, whose ten members' average tenure is 13 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 23 years.

Fixed-Income Characteristics
--------------------------------------------------------------------------------
Number of Fixed-Income
 Securities                                                                  135
Average Quality                                                               AA
Average Maturity                                                       8.7 years
Effective Duration                                                    3.97 years


Credit Quality Rating                                                  % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                       52.7
Aaa/AAA                                                                      2.9
Aa/AA                                                                        0.0
A/A                                                                         16.2
Baa/BBB                                                                     18.7
Ba/BBB                                                                       4.9
Cash Equivalents                                                             4.6

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Fixed-Income Securities:                                                   95.4%
Cash Equivalents:                                                           4.6%

Sector Breakdown                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                         14.9
Federal Agency CMO and REMIC/2/                                             13.0
Federal Agency Mortgage Pass-Through                                        24.8
Asset-Backed                                                                 2.9
Corporate                                                                   39.8
Cash Equivalents                                                             4.6


Maturity Breakdown                                                     % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                        5.3
1-5                                                                         50.0
5-10                                                                        26.8
10-15                                                                        4.1
15-20                                                                        2.9
20-25                                                                        2.2
25 and Over                                                                  8.7

/1/An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/Collateralized Mortgage Obligation and Real Estate Mortgage Investment
   Conduit.

3 / Dodge & Cox Income Fund

Portfolio of Investments                                      September 30, 2001
--------------------------------------------------------------------------------
                                                                       % of Fund

FIXED-INCOME SECURITIES:                                                  95.4%

U.S. TREASURY AND GOVERNMENT AGENCY:                                      14.9%

FEDERAL AGENCY CMO AND REMIC (a):                                         13.0%

FEDERAL AGENCY MORTGAGE PASS-THROUGH:                                     24.8%

ASSET-BACKED SECURITIES:                                                   2.9%
 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust PGE-1 Rate
  Reduction Ctf. 1997-1 A-7 6.42%, 9/25/2008.............................  1.2
 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust SCE-1 Rate
  Reduction Ctf. 1997-1 A-6 6.38%, 9/25/2008.............................  1.0
 ComEd Transitional Funding Trust Notes Series 1998-1 Class A-4 5.39%,
  6/25/2005..............................................................  0.7

CORPORATE:                                                                39.8%
INDUSTRIAL:                                                               18.3%
 Xerox Corp., various securities.........................................  2.2
 Raytheon Co., various securities........................................  2.0
 Lockheed Martin Corp., various securities...............................  1.9
 Raychem Corp. 7.20%, 10/15/2008.........................................  1.5
 Time Warner Entertainment 8.375%, 7/15/2033.............................  1.4
 Eastman Chemical Co. 7.25%, 1/15/2024...................................  1.3
 American Home Products Corp. 6.70%, 3/15/2011...........................  1.1
 Walt Disney Co. 7.55%, 7/15/2093........................................  1.1
 Dillard's, Inc., various securities.....................................  1.1
 Nordstrom, Inc. 8.95%, 10/15/2005.......................................  1.1
 Masco Corp. 6.75%, 3/15/2006............................................  1.0
 May Department Stores, various securities...............................  0.9
 Dana Corp. 7.00%, 3/1/2029..............................................  0.9
 HCA-The Healthcare Company, various securities..........................  0.8

FINANCE:                                                                  14.7%
 GMAC 8.875%, 6/1/2010...................................................  1.9
 EOP Operating Limited Partnership 8.375%, 3/15/2006.....................  1.7
 Ford Motor Credit Co. 6.875%, 2/1/2006..................................  1.7
 CIGNA Corp., various securities.........................................  1.2
 Hartford Financial Services Group, various securities...................  1.1
 Bank One Corp. 7.625%, 8/1/2005.........................................  1.0
 Unumprovident Corp. 7.625%, 3/1/2011....................................  1.0
 Health Net, Inc. 8.375%, 4/15/2011 (c)..................................  0.9
 Bank One Capital III 8.75%, 9/1/2030 (e)................................  0.9
 Safeco Corp. 7.875%, 3/15/2003..........................................  0.8
 Bank of Tokyo-Mitsubishi Ltd. (Japan) 8.40%, 4/15/2010 (b)..............  0.8
 Republic New York Corp. 7.20%, 7/15/2097................................  0.5
 BankAmerica Capital II 8.00%, 12/15/2026 (e)............................  0.5
 Citicorp Capital Trust I 7.933%, 2/15/2027 (e)..........................  0.4
 First Nationwide Bank 10.00%, 10/1/2006.................................  0.3

TRANSPORTATION:                                                            5.9%
 American Airlines Pass Through Trust, various securities (d)............  1.8
 Union Pacific Corp., various securities.................................  1.8
 Burlington Northern Santa Fe Railway 7.57%, 1/2/2021....................  1.1

                                                                       % of Fund
 Consolidated Rail Corp. 9.75%, 6/15/2020...............................   0.6
 Canadian Pacific Ltd. (Canada) 9.45%, 8/1/2021 (b).....................   0.6

UTILITIES:                                                                 0.9%
 PG&E National Energy Group, Inc. 10.375%, 5/16/2011 (c)................   0.9


SHORT-TERM INVESTMENTS:                                                    4.8%

OTHER ASSETS LESS LIABILITIES:                                            (0.2)%

TOTAL NET ASSETS:                                                        100.0%

(a) CMO: Collateralized Mortgage Obligation REMIC:Real Estate Mortgage Investment Conduit
(b)  Securities denominated in U.S. Dollars
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Securities were purchased on a delayed delivery or when-issued basis.
(e)  Cumulative Preferred Securities

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

                                                     Dodge & Cox Income Fund / 4

                       THIS PAGE INTENTIONALLY LEFT BLANK

5 / Dodge & Cox Income Fund

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                                     Dodge & Cox Income Fund / 6

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox


L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger &
Harrison, Attorneys

Will C. Wood, Trustee
Principal, Kentwood Associates,
Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


This report reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. The Fund's portfolio composition may change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Lehman Brothers(R) is a trademark of Lehman Brothers, Inc.

           D O D G E & C O X                     D O D G E & C O X
           -----------------                     -----------------
        International Stock Fund
                                                   International
                                                    Stock Fund
                                                 Established 2001

           Investment Manager
              Dodge & Cox
           One Sansome Street
               35th Floor
       San Francisco, California
               94104-4443
             (415) 981-1710

        For Fund literature and
     information, please visit the
          Funds' web site at:
          www.dodgeandcox.com

           or write or call:
           Dodge & Cox Funds
   c/o Boston Financial Data Services
             P.O. Box 8422
         Boston, Massachusetts
               02266-8422
             (800) 621-3979

       This report is submitted for the          Third Quarter Report
          general information of the              September 30, 2001
           shareholders of the Fund.
       The report is not authorized for                  2001
         distribution to  prospective
         investors in the Fund unless            --------------------
        it is  accompanied by a current          --------------------
                  prospectus.                    --------------------


9/01 ISF QR Printed on recycled paper

To Our Shareholders
--------------------------------------------------------------------------------

We offer our deepest sympathies to all those who lost loved ones and friends in New York, Virginia and Pennsylvania on September 11. The events of that day touched and profoundly affected all of our lives. One of our associates looked helplessly at the sight of the World Trade Center towers, knowing that one of his closest friends had an office on the 104th floor. Tragically, the friend left behind a wife and three small children. Another of our associates lost her cousin in the World Trade towers.

That Tuesday morning, in the uncertainty of the moment, our high-rise office building in downtown San Francisco was temporarily closed. We quickly activated our alternate site in Sacramento. We had four of our people in New York and over the next few hours successfully located them and found them safe. By Wednesday morning, we were back in our offices trying to understand the ramifications of Tuesday, September 11. The magnitude of the events that day, and the enormous human loss of over 5,000 people, made it difficult to go on with "normal life". However, we have an ongoing responsibility for managing our shareholders' money and we had to get back to work.

Our long-term investment view before September 11 was positive and remains so today. In the short term, the global economy appears to be in a meaningful slowdown that has led to a decline in international stock prices since we started the Fund on May 1. However, we remain positive on global economic growth over a three-to-five year horizon. The combination of the implementation of free market economic systems across the world and continued rapid technological innovation creates a durable path toward economic growth. The decline in the cost of computing power and communications helps to knit the world together, allowing for a more rapid transfer in knowledge and know-how. Substantial numbers of the people outside the U.S. economy are getting organized to produce and consume more.

A counter-argument to our long-term optimism has always been the potential rise of security issues, which would relegate economic efficiency and growth to a lesser priority. The "terrorist attacks" did just that in the short term. However, over the longer term, the events may actually have the opposite effect. We believe the determined resolve of our government to eliminate terrorist threats over time, combined with the assembling of a durable coalition of nations dedicated to that goal, will improve the prospects for long-term global economic growth.

We continue to own 40 of our original 42 investments and have added to almost all of them as shareholders have made new investments in the Fund. Since May 1, we have also added six new companies to the portfolio and sold two, bringing the Fund's total companies to 46. During the third quarter, we invested in Matsushita, a Japanese consumer electronics manufacturer; Fiat, an Italian multi-industry manufacturer; and, Novartis, a Swiss pharmaceutical company. We sold our holding in Kemira (a Finnish chemicals and fertilizer company) when the majority of shareholders accepted a tender offer at a significant market premium.

The International Stock Fund declined by 16.1%* in the quarter while the MSCI EAFE Index declined by 14.0%. Since its inception on May 1, the Fund has declined by 18.5%, while the MSCI EAFE Index has declined by 20.4% over the same period.

We thank you, the new shareholders of the International Stock Fund, for the trust you place in us. We will work hard to continue to deserve it. Market declines have created potential opportunities. We are currently researching many new investment ideas and comparing their long-term attractiveness with the companies we currently own.

We hope and pray all is well with you.

For the Board of Trustees,

/s/ Harry R. Hagey                          /s/ John A. Gunn
-------------------------                   -----------------------
Harry R. Hagey, Chairman                    John A. Gunn, President


October 15, 2001
--------------------------------------------------------------------------------
* Expense reimbursements have been in effect for the International Stock Fund since its inception. Without the expense reimbursements, returns for the Fund would have been lower.

 The Morgan Stanley Capital International Europe, Australasia. Far East Index (MSCI EAFE) is a widely recognized benchmark of the world's stock markets, excluding the United States. The Fund's total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable on these distributions. Index returns include dividends and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

1 / Dodge & Cox International Stock Fund

Fund Information                                              September 30, 2001
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                 $16.31
Total Net Assets (millions)                                                $16.8
30-Day SEC Yield/1/                                                        2.31%
Expense Ratio/2/                                                           0.90%
Fund Inception Date                                                  May 1, 2001

Investment Manager: Dodge & Cox, San Francisco. Managed by the International Investment Policy Committee, whose six members' average tenure at Dodge & Cox is 14 years.

Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                              47
Median Market Capitalization                                          $5 billion
Price-to-Earnings Ratio/3/                                                  9.4x
Price-to-Book Value                                                         1.3x

Ten Largest Holdings                                                   % of Fund
--------------------------------------------------------------------------------
CNH Global N.V. (Netherlands)                                                3.1
Nippon Telegraph & Telephone (Japan)                                         3.0
Akzo Nobel NV (Netherlands)                                                  2.9
Unibanco Uniao de Bancos Brasileiros GDR (Brazil)                            2.9
News Corp. Ltd. Preferred (Australia)                                        2.9
Oce N.V. (Netherlands)                                                       2.9
Banco Santander Central Hispania (Spain)                                     2.8
Petroleo Brasileiro S.A. ADR (Brazil)                                        2.7
Goodman Fielder (Australia)                                                  2.7
Sony ADR (Japan)                                                             2.6

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]

Stocks:                                                                    91.7%
Cash Equivalents:                                                           8.3%

Region Diversification                                                 % of Fund
--------------------------------------------------------------------------------
Europe (ex. United Kingdom)                                                 33.6
Japan                                                                       21.7
United Kingdom                                                               9.1
Pacific (ex. Japan)                                                         11.3
Latin America                                                               12.5
Canada                                                                       3.5


Ten Largest Industries                                                 % of Fund
--------------------------------------------------------------------------------
Banking                                                                     11.4
Consumer Durables                                                           11.2
Consumer Products                                                           10.4
Chemicals                                                                    8.6
Pharmaceutical & Medical Products                                            8.2
Energy                                                                       7.9
Machinery & Equipment                                                        7.2
Metals & Mining                                                              5.9
Consumer Electronics                                                         4.9
Telephone                                                                    4.4


/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

/2/ For the fiscal years ending December 31, 2001 and 2002, Dodge & Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain total Fund operating expenses at 0.90%. The agreement is renewable annually thereafter and is subject to 30 days prior written notice for termination by either party. Without reimbursement, the annualized expense ratio for the period May 1, 2001, through September 30, 2001, would have been 1.68%.

/3/ Price-to-earnings ratio is calculated using fiscal year-end earnings and excludes extraordinary items.

                                        Dodge & Cox International Stock Fund / 2

Portfolio of Investments                                      September 30, 2001
--------------------------------------------------------------------------------

                                                                      % of Fund
COMMON STOCKS:                                                             79.8%

CONSUMER:                                                                  21.6%
CONSUMER DURABLES:                                                         11.2%
 Electrolux AB (Sweden)...................................................  2.2
 Suzuki Motor Corp. (Japan)...............................................  2.1
 Honda Motor Ltd. Sponsored ADR (b) (Japan)...............................  1.9
 Makita Corp. (Japan).....................................................  1.9
 Fiat SPA ADR (b) (Italy).................................................  1.9
 Desc, S.A. de C.V. Sponsored ADR (b) (Mexico)............................  1.2

CONSUMER PRODUCTS:                                                         10.4%
 Goodman Fielder Ltd. (Australia).........................................  2.7
 Kikkoman Corp. (Japan)...................................................  2.1
 Svenska Cellulosa A.B. (Sweden)..........................................  1.6
 Tate & Lyle PLC (United Kingdom).........................................  1.6
 Fuji Photo Film Co., Ltd. (Japan)........................................  1.2
 Kimberly-Clark de Mexico-A (Mexico)......................................  1.0
 Unilever N.V. ADR (b) (Netherlands)......................................  0.2

INDUSTRIAL COMMODITIES:                                                    12.5%
CHEMICALS:                                                                  6.6%
 BASF AG (Germany)........................................................  2.6
 NOVA Chemicals Corp. (Canada)............................................  2.3
 Imperial Chemical Industries PLC (United Kingdom)........................  1.7

METALS AND MINING:                                                          5.9%
 Rio Tinto PLC (United Kingdom)...........................................  2.5
 BHP Ltd. (Australia).....................................................  1.6
 Pohang Iron & Steel ADR (b) (South Korea)................................  1.0
 Pohang Iron & Steel (South Korea)........................................  0.8

GENERAL INDUSTRIAL:                                                         9.6%
MACHINERY & EQUIPMENT:                                                      7.2%
 CNH Global N.V. (b) (Netherlands)........................................  3.1
 Kidde PLC (United Kingdom)...............................................  2.2
 Komatsu Ltd. (Japan).....................................................  1.9

ELECTRICAL & AEROSPACE:                                                     2.4%
 Alstom (France)..........................................................  1.3
 Rolls Royce PLC (United Kingdom).........................................  1.1

FINANCE:                                                                    8.5%
BANKING:                                                                    8.5%
 Banco Santander Central Hispania (Spain).................................  2.8
 Mitsubishi Tokyo Financial Group, Inc. ADR (a)(b) (Japan)................  2.6
 DBS Group Holdings Ltd. (Singapore)......................................  1.8
 Banco Latinoamericano de Exportaciones ADR (b) (Panama)..................  1.3

HEALTHCARE:                                                                 8.2%
PHARMACEUTICAL & MEDICAL PRODUCTS:                                          8.2%
 Akzo Nobel NV (Netherlands)..............................................  2.9
 Novartis AG ADR (b) (Switzerland)........................................  2.4
 Sulzer A.G. (Switzerland)................................................  2.4
 Pacific Dunlop Ltd. (Australia)..........................................  0.5

                                                                     % of Fund
TECHNOLOGY:                                                                7.8%
CONSUMER ELECTRONICS:                                                      4.9%
 Sony Corp. ADR (b) (Japan).............................................   2.6
 Matsushita Electric Industrial Co., Ltd. ADR (b) (Japan)...............   2.3

BUSINESS SERVICES:                                                         2.9%
 Oce N.V. (Netherlands).................................................   2.9

ENERGY:                                                                    5.2%
 Total Fina Elf (France)................................................   2.0
 Norsk Hydro A.S. ADR (b) (Norway)......................................   2.0
 Stolt Offshore S.A (a) (Norway)........................................   1.2

TRANSPORTATION:                                                            3.4%
 Stolt-Nielsen S.A. (Norway)............................................   2.1
 Canadian Pacific Ltd. (b) (Canada).....................................   1.3

UTILITIES:                                                                 3.0%
TELEPHONE:                                                                 3.0%
 Nippon Telegraph & Telephone Corp. (Japan).............................   3.0

PREFERRED STOCKS:                                                         11.9%

FINANCE:                                                                   2.9%
BANKING:                                                                   2.9%
 Unibanco Uniao de Bancos Brasileiros Sponsored GDR (b) (Brazil)........   2.9

CONSUMER:                                                                  2.9%
MEDIA AND LEISURE:                                                         2.9%
 News Corp. Ltd. Preferred Ordinary (Australia).........................   2.9

ENERGY:                                                                    2.7%
 Petroleo Brasileiro S.A. ADR (b) (Brazil)..............................   2.7

INDUSTRIAL COMMODITIES:                                                    2.0%
CHEMICALS:                                                                 2.0%
 Ultrapar Participacoes S.A. ADR (b) (Brazil)...........................   2.0

UTILITIES:                                                                 1.4%
TELEPHONE:                                                                 1.4%
 Embratel Participacoes ADR (b) (Brazil)................................   1.4

SHORT-TERM INVESTMENTS:                                                   14.5%

OTHER ASSETS LESS LIABILITIES:                                            (6.2)%

TOTAL NET ASSETS:                                                        100.0%

(a)  Non-income producing
(b)  Securities denominated in U.S. Dollars

The financial information has been taken from the records of the Fund and has not been audited by our independent accountants who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our inde- pendent accountants as of the close of the calendar year.

3 / Dodge & Cox International Stock Fund

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                        Dodge & Cox International Stock Fund / 4

                       THIS PAGE INTENTIONALLY LEFT BLANK

5 / Dodge & Cox International Stock Fund

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                        Dodge & Cox International Stock Fund / 6

Officers and Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox


L. Dale Crandall, Trustee
President, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox


This report reflects our views, opinions and portfolio holdings as of September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. The Fund's portfolio composition may change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Risks of International Investing: Foreign investing, especially in developing countries, has special risks such as currency and market volatility and political and social instability. These and other risk considerations are discussed in the Fund's prospectus.


Morgan Stanley(R), Morgan Stanley Capital International, and EAFE(R) are trademarks of Morgan Stanley Dean Witter & Co.